U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
     ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2

     READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer:

     Jennison Small Company Fund, Inc.
     100 Mulberry Street
     Gateway Center Three
     Newark, New Jersey 07102-4077

2. The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[ ]

3.   Investment Company Act File Number:  811-3084

     Securities Act File Number:  2-68723

4.   (a)   Last day of fiscal year for which this Form is  filed:
     September 30, 2008

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of       $501,453,131
          securities sold during the
          fiscal year pursuant
           to section 24(f):
     (ii) Aggregate  price   of         $461,719,899
          securities redeemed or
          repurchased during
           the fiscal year:
     (iii)     Aggregate price of       $0
          securities redeemed or
          repurchased during
             any  PRIOR  fiscal
          year    ending     no
          earlier  than October
          11, 1995 that
            were not previously
          used     to    reduce
          registration     fees
          payable to the
           Commission:
     (iv) Total available redemption       $461,719,899
          credits [add items 5(ii) and
          5(iii)]:

     (v)  Net sales -- if item 5(i)       $39,733,232
          is greater than Item 5(iv)
          [subtract Item 5(iv)
           from Item 5(I)]:
     (vi) Redemption    credits         $0
          available for use in future
          years -- if Item 5(i) is
           less than Item 5(iv)
          [subtract Item
             5(iv)  from   Item
          5(i)]:
     (vii)      Multiplier  for         X  0.00003930
          determining registration fee
          (See Instruction C.9):

     (viii)    Registration fee due       = $1,561.52
          [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no
           fee is due):

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     0. If there is a
     number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest  due  -- if this Form is being filed more  than  90 days after the
     end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]: = $1,561.52

9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: December xx, 2008

     Method of Delivery:

                         [X] Wire Transfer
                         [   ] Mail or other means

                              SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)*

     /s/  Grace Torres
     Grace Torres
     Treasurer


Date:  December 29, 2008

*Please print the name and title of the signing officer below the signature.